Intangible assets - Indefinite life brands and other amortized brands (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Impairment charges	£ 200	£ 143	£ 37
Assets held for sale	396
Major Brands
Disclosure of detailed information about intangible assets [line items]
Value of major brands	£ 18,073	£ 19,333
Discount rate	7.50%	7.00%	6.00%
Major Brands | Maximum
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	3.00%	3.00%	3.00%
Major Brands | Minimum
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	0.00%	0.00%	(3.00%)
Advil
Disclosure of detailed information about intangible assets [line items]
Value of major brands	£ 3,521	£ 3,707
Voltaren
Disclosure of detailed information about intangible assets [line items]
Value of major brands	2,725	2,725
Centrum
Disclosure of detailed information about intangible assets [line items]
Value of major brands	1,850	1,943
Caltrate
Disclosure of detailed information about intangible assets [line items]
Value of major brands	1,680	1,811
Otrivin
Disclosure of detailed information about intangible assets [line items]
Value of major brands	1,385	1,385
Preparation H
Disclosure of detailed information about intangible assets [line items]
Value of major brands	£ 1,103	£ 1,164
Discount rate	6.80%	6.75%	6.00%
Terminal growth rate	2.50%	2.50%
Impairment loss, intangible assets other than goodwill		£ 111
Preparation H | Discount rate 0.25 percent higher than management's estimates
Disclosure of detailed information about intangible assets [line items]
Incremental discount rate in scenario		0.25%
Incremental impairment in scenario		£ 70
Preparation H | Growth rate 0.25 percent lower than management's estimates
Disclosure of detailed information about intangible assets [line items]
Incremental growth rate in scenario		(0.25%)
Incremental impairment in scenario		£ 75
Preparation H | Discount rate 0.5 percent higher than management's estimates
Disclosure of detailed information about intangible assets [line items]
Incremental discount rate in scenario	0.50%
Incremental impairment in scenario	£ 115
Preparation H | Growth rate 0.5 percent lower than management's estimates
Disclosure of detailed information about intangible assets [line items]
Incremental growth rate in scenario	(0.50%)
Incremental impairment in scenario	£ 75
Robitussin
Disclosure of detailed information about intangible assets [line items]
Value of major brands	£ 1,174	£ 1,239
Discount rate	6.50%	6.75%
Terminal growth rate	2.50%	2.50%
Headroom as percentage of carrying amount		15.00%
Robitussin | Discount rate
Disclosure of detailed information about intangible assets [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		0.006
Nexium
Disclosure of detailed information about intangible assets [line items]
Value of major brands	£ 706	£ 743
Fenistil
Disclosure of detailed information about intangible assets [line items]
Value of major brands	598	598
ChapStick
Disclosure of detailed information about intangible assets [line items]
Value of major brands		575
Impairment loss, intangible assets other than goodwill	170
Emergen-C
Disclosure of detailed information about intangible assets [line items]
Value of major brands	464	490
Theraflu
Disclosure of detailed information about intangible assets [line items]
Value of major brands	444	452
Panadol
Disclosure of detailed information about intangible assets [line items]
Value of major brands	396	395
Sensodyne
Disclosure of detailed information about intangible assets [line items]
Value of major brands	281	291
Nicotinell
Disclosure of detailed information about intangible assets [line items]
Value of major brands	246	246
Excedrin
Disclosure of detailed information about intangible assets [line items]
Value of major brands	186	196
Vitasprint
Disclosure of detailed information about intangible assets [line items]
Value of major brands	118	120
Biotene
Disclosure of detailed information about intangible assets [line items]
Value of major brands	126	130
Polident
Disclosure of detailed information about intangible assets [line items]
Value of major brands	130	134
Corega
Disclosure of detailed information about intangible assets [line items]
Value of major brands	116	118
Other brands
Disclosure of detailed information about intangible assets [line items]
Value of major brands	824	£ 871
Collection of smaller brands experiencing sales volume decline year on year
Disclosure of detailed information about intangible assets [line items]
Impairment loss, intangible assets other than goodwill	£ 15